Basis of presentation and general information (Details)	6 Months Ended
Jun. 30, 2025
Globus Shipmanagement Corp. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[1]
Vessel Delivery Date		[1]
Vessel Name	— (1)	[1]
Devocean Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[2]
Vessel Delivery Date		[2]
Vessel Name	— (2)	[2]
Serena Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Oct. 29, 2020
Vessel Name	m/v Galaxy Globe
Talisman Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jul. 20, 2021
Vessel Name	m/v Power Globe
Argo Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jun. 09, 2021
Vessel Name	m/v Diamond Globe
Salaminia Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Nov. 29, 2021
Vessel Name	m/v Orion Globe
Calypso Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jan. 25, 2024
Vessel Name	m/v GLBS Hero
Daxos Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[3]
Vessel Delivery Date	Aug. 20, 2024	[3]
Vessel Name	m/v GLBS Might (3)	[3]
Paralus Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[3]
Vessel Delivery Date	Sep. 20, 2024	[3]
Vessel Name	m/v GLBS Magic (3)	[3]
Dulac Maritime S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Nov. 19, 2024
Vessel Name	m/v GLBS Angel
Domina Shipholding Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Dec. 03, 2024
Vessel Name	m/v GLBS Gigi
Olympia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Name	Hull No: S-K192
Thalia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Name	Hull No: S-3012
Artful Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Name
Longevity Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malta
Vessel Delivery Date
Vessel Name

[1]	Management Company.
[2]	On February 4, 2025, the Company, through its subsidiary Devocean Maritime Ltd., entered into an agreement to sell the 2007-built River Globe. The vessel was delivered to her new owners on March 17, 2025.
[3]	Subject to sale and bareboat back arrangements which account as financing arrangements (Note 8).